Amounts Receivable and Prepaid Expenses (Details) - Schedule of Amounts Receivable and Prepaid Expenses - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Amounts Receivable And Prepaid Expenses Abstract
GST/HST	$ 77,540	$ 35,476
Prepayments and other receivable	1,027,347	740,977
Total	$ 1,104,887	$ 776,453